Convertible Debentures (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Convertible Debentures
Schedule of components of convertible debentures

	December 31,	June 30,
	2024	2024
	(unaudited)
Principal balance	$8,740,000	$10,840,000
Less: conversions into ordinary shares	(10,000)	(1,200,000)
Less: repayments in cash	(960,000)	(1,860,000)
Remaining balance	7,770,000	7,780,000
Less: debentures discount and debts issuance cost	(2,072,929)	(2,615,989)
Total	$5,697,071	$5,164,011
Less: non-current	(3,955,507)	(3,283,992)
Total current	$1,741,564	$1,880,019

	June 30,	June 30,
	2024	2023
Principal balance	$10,840,000	$2,100,000
Less: conversions into ordinary shares	(1,200,000)	—
Less: repayments in cash	(1,860,000)	(300,000)
Remaining balance	7,780,000	1,800,000
Less: debentures discount and debts issuance cost	(2,615,989)	(543,201)
Total	$5,164,011	$1,256,799
Less: non-current	(3,283,992)	(486,332)
Total current	$1,880,019	$770,467

Convertible Debt Issued on October 21, 2022
Convertible Debentures
Schedule of Black Scholes options pricing model

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

Schedule of Black Scholes options pricing model

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

Convertible Debt Issued on December 29, 2023
Convertible Debentures
Schedule of Black Scholes options pricing model

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%

Schedule of Black Scholes options pricing model

Share price	$4.15
Exercise price	$15.00
Expected terms (in years)	10
Expected volatility	175%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.72%